7. OBLIGATIONS UNDER CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Property held under capital leases
	December 31,
	2013	2012
Buildings	$18,937,348	$18,937,348
Equipment	81,218	81,218
	19,018,566	19,018,566
Less accumulated depreciation	(954,433)	(417,569)
	$18,064,133	$18,600,997

Minimum future lease payments
2014	$5,524,550
2015	2,309,051
2016	2,306,583
2017	2,488,653
2018	2,525,250
Thereafter	38,111,149
Total	53,265,236
Less accrued interest	(29,897,030)
Present value of net minimum	23,368,206